Premier Funds | MassMutual Premier Main Street Small Cap Fund

MASSMUTUAL PREMIER FUNDS

Supplement dated March 2, 2011 to the

Prospectus dated March 1, 2011, revised as of March 2, 2011

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the MassMutual Premier Main Street Small Cap Fund and MassMutual Premier Small Company Opportunities Fund to each Fund's principal investments, as required by Rule 35d-1 under the Investment Company Act, has been changed below to correspond to each Fund's new name, the MassMutual Premier Main Street Small/Mid Cap Fund and the MassMutual Premier Small/Mid Cap Opportunities Fund. These changes will take effect on May 1, 2011.

The following information replaces similar information found on page 74:

Investment Objective:

This Fund seeks capital appreciation.

The following information replaces similar information found in the first paragraph under Principal Investment Strategies on pages 71 and 74-75:

The Fund invests primarily in common stocks of small- and mid-capitalization U.S. companies that the Fund's subadviser, OFI Institutional Asset Management, Inc. ("OFI Institutional"), believes have favorable business trends or prospects based on fundamental analysis and quantitative models. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2500TM Index (as of January 31, 2011, between  $20 million and  $12.62 billion). The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities, including emerging market securities. The Fund generally will not invest more than 15% of its total assets in foreign securities. The Fund may hold a portion of its assets in cash or cash equivalents.

The following information supplements the information found under Principal Investment Strategies on pages 71 and 74-75:

In constructing the portfolio, the Fund seeks to limit exposure to so-called "top-down" or "macro" risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities with superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a "bottom-up" approach to portfolio construction. The portfolio managers consider stock rankings, benchmark weightings and capitalization outlooks in determining security weightings for individual issuers.

The following information supplements the information found under Average Annual Total Returns on page 72:

	One Year	Since 10/2/06
Russell 2500 Index(1) (reflects no deduction for fees, expenses or taxes)	26.71%	4.10%

(1)	Going forward, the Fund's performance will be compared to the Russell 2500 Index rather than the Russell 2000 Index because the Russell 2500 Index more closely represents the Fund's investment strategy.

The following information supplements the information found under Average Annual Total Returns on page 76:

	One Year	Five Years	Ten Years
Russell 2500 Index(1) (reflects no deduction for fees, expenses or taxes)	26.71%	4.86%	6.98%

(1)	Going forward, the Fund's performance will be compared to the Russell 2500 Index rather than the Russell 2000 Index because the Russell 2500 Index more closely represents the Fund's investment strategy.

Premier Funds | MassMutual Premier Small Company Opportunities Fund

MASSMUTUAL PREMIER FUNDS

Supplement dated March 2, 2011 to the

Prospectus dated March 1, 2011, revised as of March 2, 2011

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the MassMutual Premier Main Street Small Cap Fund and MassMutual Premier Small Company Opportunities Fund to each Fund's principal investments, as required by Rule 35d-1 under the Investment Company Act, has been changed below to correspond to each Fund's new name, the MassMutual Premier Main Street Small/Mid Cap Fund and the MassMutual Premier Small/Mid Cap Opportunities Fund. These changes will take effect on May 1, 2011.

The following information replaces similar information found on page 74:

Investment Objective:

This Fund seeks capital appreciation.

The following information replaces similar information found in the first paragraph under Principal Investment Strategies on pages 71 and 74-75:

The Fund invests primarily in common stocks of small- and mid-capitalization U.S. companies that the Fund's subadviser, OFI Institutional Asset Management, Inc. ("OFI Institutional"), believes have favorable business trends or prospects based on fundamental analysis and quantitative models. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2500TM Index (as of January 31, 2011, between  $20 million and  $12.62 billion). The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities, including emerging market securities. The Fund generally will not invest more than 15% of its total assets in foreign securities. The Fund may hold a portion of its assets in cash or cash equivalents.

The following information supplements the information found under Principal Investment Strategies on pages 71 and 74-75:

In constructing the portfolio, the Fund seeks to limit exposure to so-called "top-down" or "macro" risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities with superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a "bottom-up" approach to portfolio construction. The portfolio managers consider stock rankings, benchmark weightings and capitalization outlooks in determining security weightings for individual issuers.

The following information supplements the information found under Average Annual Total Returns on page 72:

	One Year	Since 10/2/06
Russell 2500 Index(1) (reflects no deduction for fees, expenses or taxes)	26.71%	4.10%

(1)	Going forward, the Fund's performance will be compared to the Russell 2500 Index rather than the Russell 2000 Index because the Russell 2500 Index more closely represents the Fund's investment strategy.

The following information supplements the information found under Average Annual Total Returns on page 76:

	One Year	Five Years	Ten Years
Russell 2500 Index(1) (reflects no deduction for fees, expenses or taxes)	26.71%	4.86%	6.98%

(1)	Going forward, the Fund's performance will be compared to the Russell 2500 Index rather than the Russell 2000 Index because the Russell 2500 Index more closely represents the Fund's investment strategy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 2, 2011
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000927972
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 2, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 2, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Premier Funds | MassMutual Premier Small Company Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000927972_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

Supplement dated March 2, 2011 to the

Prospectus dated March 1, 2011, revised as of March 2, 2011

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the MassMutual Premier Main Street Small Cap Fund and MassMutual Premier Small Company Opportunities Fund to each Fund's principal investments, as required by Rule 35d-1 under the Investment Company Act, has been changed below to correspond to each Fund's new name, the MassMutual Premier Main Street Small/Mid Cap Fund and the MassMutual Premier Small/Mid Cap Opportunities Fund. These changes will take effect on May 1, 2011.

The following information replaces similar information found on page 74:

Investment Objective:

This Fund seeks capital appreciation.

The following information replaces similar information found in the first paragraph under Principal Investment Strategies on pages 71 and 74-75:

The Fund invests primarily in common stocks of small- and mid-capitalization U.S. companies that the Fund's subadviser, OFI Institutional Asset Management, Inc. ("OFI Institutional"), believes have favorable business trends or prospects based on fundamental analysis and quantitative models. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2500TM Index (as of January 31, 2011, between  $20 million and  $12.62 billion). The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities, including emerging market securities. The Fund generally will not invest more than 15% of its total assets in foreign securities. The Fund may hold a portion of its assets in cash or cash equivalents.

The following information supplements the information found under Principal Investment Strategies on pages 71 and 74-75:

In constructing the portfolio, the Fund seeks to limit exposure to so-called "top-down" or "macro" risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities with superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a "bottom-up" approach to portfolio construction. The portfolio managers consider stock rankings, benchmark weightings and capitalization outlooks in determining security weightings for individual issuers.

The following information supplements the information found under Average Annual Total Returns on page 72:

	One Year	Since 10/2/06
Russell 2500 Index(1) (reflects no deduction for fees, expenses or taxes)	26.71%	4.10%

(1)	Going forward, the Fund's performance will be compared to the Russell 2500 Index rather than the Russell 2000 Index because the Russell 2500 Index more closely represents the Fund's investment strategy.

The following information supplements the information found under Average Annual Total Returns on page 76:

	One Year	Five Years	Ten Years
Russell 2500 Index(1) (reflects no deduction for fees, expenses or taxes)	26.71%	4.86%	6.98%

(1)	Going forward, the Fund's performance will be compared to the Russell 2500 Index rather than the Russell 2000 Index because the Russell 2500 Index more closely represents the Fund's investment strategy.

Premier Funds | MassMutual Premier Main Street Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000927972_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

Supplement dated March 2, 2011 to the

Prospectus dated March 1, 2011, revised as of March 2, 2011

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the MassMutual Premier Main Street Small Cap Fund and MassMutual Premier Small Company Opportunities Fund to each Fund's principal investments, as required by Rule 35d-1 under the Investment Company Act, has been changed below to correspond to each Fund's new name, the MassMutual Premier Main Street Small/Mid Cap Fund and the MassMutual Premier Small/Mid Cap Opportunities Fund. These changes will take effect on May 1, 2011.

The following information replaces similar information found on page 74:

Investment Objective:

This Fund seeks capital appreciation.

The following information replaces similar information found in the first paragraph under Principal Investment Strategies on pages 71 and 74-75:

The Fund invests primarily in common stocks of small- and mid-capitalization U.S. companies that the Fund's subadviser, OFI Institutional Asset Management, Inc. ("OFI Institutional"), believes have favorable business trends or prospects based on fundamental analysis and quantitative models. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2500TM Index (as of January 31, 2011, between  $20 million and  $12.62 billion). The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities, including emerging market securities. The Fund generally will not invest more than 15% of its total assets in foreign securities. The Fund may hold a portion of its assets in cash or cash equivalents.

The following information supplements the information found under Principal Investment Strategies on pages 71 and 74-75:

In constructing the portfolio, the Fund seeks to limit exposure to so-called "top-down" or "macro" risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities with superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a "bottom-up" approach to portfolio construction. The portfolio managers consider stock rankings, benchmark weightings and capitalization outlooks in determining security weightings for individual issuers.

The following information supplements the information found under Average Annual Total Returns on page 72:

	One Year	Since 10/2/06
Russell 2500 Index(1) (reflects no deduction for fees, expenses or taxes)	26.71%	4.10%

(1)	Going forward, the Fund's performance will be compared to the Russell 2500 Index rather than the Russell 2000 Index because the Russell 2500 Index more closely represents the Fund's investment strategy.

The following information supplements the information found under Average Annual Total Returns on page 76:

	One Year	Five Years	Ten Years
Russell 2500 Index(1) (reflects no deduction for fees, expenses or taxes)	26.71%	4.86%	6.98%

(1)	Going forward, the Fund's performance will be compared to the Russell 2500 Index rather than the Russell 2000 Index because the Russell 2500 Index more closely represents the Fund's investment strategy.